Other Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses and other current liabilities:
Accrued sales rebates	$ 196,319	$ 149,371
Accrued payroll related expenses (including sales commission)	128,290	117,562
Litigation reserve (Note 22)	125,809
Advertising and marketing expenses	94,289	83,893
Guarantee liabilities (Note 20)	43,677	10,952	$ 10,143
Deposit for secured loan	79,274	43,614
Turnover tax	57,764	44,280
Amount due to Weibo users	34,912	30,631
Employee reimbursement	10,165	8,934
Professional fee	18,329	10,014
Unpaid consideration for acquisitions and investment	30,054	10,055
Interest payable of Weibo convertible debt and senior notes	15,344	1,500
Others	52,487	30,001
Total accrued expenses and other current liabilities	$ 886,713	$ 540,807